Basis of preparation	12 Months Ended
Dec. 31, 2024
Disclosure Of Basis Of Preparation Of Financial Statements [Abstract]
Basis of preparation	Basis of preparation
These consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (“IFRS”). These consolidated financial statements were authorized for issue by the Board of Directors on February 19, 2025.